BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Property and equipment and related depreciation (Details)	12 Months Ended
Dec. 31, 2023
Furniture and fixtures | Minimum
Property and equipment and related depreciation
Useful lives of property and equipment (in years)	5 years
Furniture and fixtures | Maximum
Property and equipment and related depreciation
Useful lives of property and equipment (in years)	10 years
Leasehold improvements | Minimum
Property and equipment and related depreciation
Useful lives of property and equipment (in years)	2 years
Leasehold improvements | Maximum
Property and equipment and related depreciation
Useful lives of property and equipment (in years)	5 years
Motor vehicles
Property and equipment and related depreciation
Useful lives of property and equipment (in years)	5 years